BALANCE SHEET COMPONENTS - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2025	$ 4,600
2026	4,600
2027	3,621
2028	0
2029	0
Total	$ 12,821	$ 2,550